MML SERIES INVESTMENT FUND

Supplement dated September 17, 2012 to the

Prospectus dated May 1, 2012 and the

MML Small Cap Growth Equity Fund Summary Prospectus dated May 1, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information supplements the information found in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies (beginning on page 86 in the Prospectus) for the MML Small Cap Growth Equity Fund:

MML Small Cap Growth Equity Fund. MassMutual has agreed to voluntarily waive .035% of its management fees. MassMutual may amend or discontinue this waiver at any time without advance notice.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-12-02

12-01

MML SERIES INVESTMENT FUND

Supplement dated September 17, 2012 to the

Statement of Additional Information dated May 1, 2012

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

The following information replaces similar information found on page B-58 under the heading Investment Adviser in the section titled Investment Advisory and Other Service Agreements:

MML Trust, on behalf of each Fund, pays MassMutual an investment advisory fee monthly, at an annual rate based upon the average daily net assets of that Fund as follows:

Fund
MML Blue Chip Growth Fund	0.75% on the first $600 million; and 0.70% on assets over $600 million
MML Equity Income Fund	0.75% on the first $750 million; 0.725% on the next $250 million; and 0.70% on assets over $1 billion
MML Equity Index Fund	0.10% on the first $750 million; and 0.08% on assets over $750 million
MML Foreign Fund	0.89% on the first $500 million; and 0.85% on assets over $500 million
MML Fundamental Value Fund	0.65% on the first $1 billion; and 0.625% on assets over $1 billion

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L7352-12-03